LOSS PER SHARE (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Numerator - net loss	$ (90,132)	$ (160,587)	$ (50,855)	$ (189,087)	$ (282,278)	$ (571,601)	$ (622,456)	$ (811,543)
Denominator for basic loss per share - weighted average shares outstanding	85,064,909	71,309,351		85,048,233	66,544,475
Dilutive effective of common equivalent shares
Denominator for dilutive loss per share - adjusted weighted average shares outstanding	85,064,909	71,309,351		85,048,233	66,544,475
Net loss per share
Basic	$ 0.00	$ 0.00		$ 0.00	$ 0.00
Diluted	$ 0.00	$ 0.00		$ 0.00	$ 0.00
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	360,000	360,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	6,750,000	6,750,000		4,582,500	4,582,500
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	3,815,909	3,815,909